Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events [Abstract]
Subsequent event [Text Block]

32. Subsequent event

Dividend

On February 23, 2023, the Board of Directors declared a quarterly dividend of $0.055 per common share payable on April 14, 2023 to shareholders of record as of the close of business on March 31, 2023.